Vanguard Funds
Supplement Dated August 6, 2026, to the Prospectuses and Summary Prospectuses

Effective today, one or more new portfolio managers have been added as co-portfolio managers of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). With the exception of Vanguard Municipal Low Duration Fund, these portfolio managers replace Justin Schwartz, who previously served as portfolio manager or co-portfolio manager, and will now lead Vanguard’s Municipal Bond Group.
Accordingly, all references to Mr. Schwartz have been removed from the corresponding impacted Funds’ Prospectuses and Summary Prospectuses. The impacted Funds’ investment objectives, strategies, and policies remain unchanged.
Impacted Fund	Portfolio Manager(s)
Vanguard Intermediate-Term Tax-Exempt Bond ETF	John P. Grimes and Stephen Lombardelli
Vanguard Tax-Exempt Bond Index Fund	John P. Grimes and Stephen Lombardelli
Vanguard Long-Term Tax-Exempt Bond ETF	John P. Grimes and Stephen Lombardelli
Vanguard Municipal Money Market Fund	Michael Davis
Vanguard New York Tax-Exempt Bond ETF	John P. Grimes and Stephen Lombardelli
Vanguard California Tax-Exempt Bond ETF	John P. Grimes and Stephen Lombardelli
Vanguard Short-Term Tax-Exempt Bond ETF	John P. Grimes and Stephen Lombardelli
Vanguard Municipal Low Duration Fund	Michael Davis
Prospectus and Summary Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the Fund Summary section for each impacted Fund, as appropriate:
John P. Grimes, CFA, Portfolio Manager at Vanguard Capital Management (VCM). He has co-managed the Fund since August 2026.
Stephen Lombardelli, CFA, Portfolio Manager at VCM. He has co-managed the Fund since August 2026.

Michael Davis, CFA, Portfolio Manager at VCM. He has co-managed the Fund since August 2026.
Prospectus Text Changes
The following is added under the heading “Investment Advisor” in the More on the Fund(s) section for each impacted Fund, as appropriate:
John P. Grimes, CFA, Portfolio Manager at VCM. He has been with Vanguard since 1998, has worked in investment management since 2008, has managed investment portfolios since 2017, and has co-managed the Fund since August 2026. Education: B.A., Marquette University; M.B.A., Saint Joseph’s University.
Stephen Lombardelli, CFA, Portfolio Manager at VCM. He has been with Vanguard since 2012, has worked in investment management since 2015, has managed investment portfolios since 2026, and has co-managed the Fund since August 2026. Education: B.S. and M.B.A from Drexel University.
Michael Davis, CFA, Portfolio Manager at VCM. He has been with Vanguard since 2009, has worked in investment management since 2012, has managed investment portfolios since 2026, and has co-managed the Fund since August 2026. Education: B.S., Villanova University.

CFA® is a registered trademark owned by CFA Institute.
© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS PMK 082026

Vanguard Municipal Bond Funds

Supplement Dated August 6, 2026, to the Statement of Additional Information Dated February 27, 2026
Effective today, one or more new portfolio managers have been appointed co-portfolio managers of each Fund listed in the table below (each, an “impacted Fund,” and collectively, the “impacted Funds”). These portfolio managers replace Justin Schwartz, who previously served as portfolio manager or co-portfolio manager of the impacted Funds, and will now lead Vanguard’s Municipal Bond Group. The table lists each impacted Fund and its corresponding new co-portfolio manager(s).
The impacted Funds’ investment objectives, strategies, and policies remain unchanged.
Impacted Fund	Portfolio Manager(s)
Vanguard Intermediate-Term Tax-Exempt Bond ETF	John P. Grimes and Stephen Lombardelli
Vanguard Tax-Exempt Bond Index Fund	John P. Grimes and Stephen Lombardelli
Vanguard Long-Term Tax-Exempt Bond ETF	John P. Grimes and Stephen Lombardelli
Vanguard Municipal Money Market Fund	Michael Davis
The Statement of Additional Information, as supplemented, provides information about the portfolio managers of all funds within the Trust, including the impacted Funds, as of October 31, 2025, for all funds within the Trust. The table and text below provide updated information as of June 30, 2026, relating only to the portfolio manager(s) that have been added to the impacted Funds.

Other Accounts Managed
Portfolio Manager		No. of accounts	Total assets	No. of accounts with performance-based fees	Total assets in accounts with performance-based fees
Michael Davis	Registered investment companies	2	$23.3B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
John P. Grimes	Registered investment companies	10	$86.9B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Stephen Lombardelli	Registered investment companies	6	$56.0B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Ownership of Securities
Mr. Lombardelli owned shares of Vanguard Intermediate-Term Tax-Exempt Bond ETF and Vanguard Long-Term Tax-Exempt Bond ETF in the range of $1 - $10,000, and Mr. Davis owned shares of Vanguard Municipal Money Market Fund in the range of $100,001 - $500,000. Mr. Grimes did not own any shares of the impacted Funds he manages, and Mr. Lombardelli did not own any shares of Vanguard Tax-Exempt Bond Index Fund.
© 2026 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 045A 082026